Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Management fee revenue, unconsolidated joint ventures	$ 1,214	$ 2,175	$ 8,202	$ 12,426	$ 9,582